SCHEDULE OF CONCENTRATIONS (Details) - USD ($)	6 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Sep. 30, 2025
Concentration Risk [Line Items]
Revenue	$ 1,883,254	$ 346,013
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer A [Member]
Concentration Risk [Line Items]
Revenue	$ 381,528
Concentration risk percentage	20.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer B [Member]
Concentration Risk [Line Items]
Revenue		$ 101,207
Concentration risk percentage		29.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer C [Member]
Concentration Risk [Line Items]
Revenue		$ 92,299
Concentration risk percentage		27.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer D [Member]
Concentration Risk [Line Items]
Revenue		$ 91,172
Concentration risk percentage		26.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer [Member]
Concentration Risk [Line Items]
Revenue	$ 381,528	$ 284,678
Concentration risk percentage	20.00%	82.00%
Revenue Benchmark [Member] | Supplier Concentration Risk [Member] | Supplier A [Member]
Concentration Risk [Line Items]
Revenue	$ 134,914
Concentration risk percentage	31.00%
Revenue Benchmark [Member] | Supplier Concentration Risk [Member] | Supplier B [Member]
Concentration Risk [Line Items]
Revenue	$ 63,255
Concentration risk percentage	14.00%
Revenue Benchmark [Member] | Supplier Concentration Risk [Member] | Supplier C [Member]
Concentration Risk [Line Items]
Revenue	$ 53,273
Concentration risk percentage	12.00%
Revenue Benchmark [Member] | Supplier Concentration Risk [Member] | Supplier D [Member]
Concentration Risk [Line Items]
Revenue		$ 49,589
Concentration risk percentage		35.00%
Revenue Benchmark [Member] | Supplier Concentration Risk [Member] | Supplier E [Member]
Concentration Risk [Line Items]
Revenue		$ 27,802
Concentration risk percentage		20.00%
Revenue Benchmark [Member] | Supplier Concentration Risk [Member] | Supplier F [Member]
Concentration Risk [Line Items]
Revenue		$ 18,814
Concentration risk percentage		13.00%
Revenue Benchmark [Member] | Supplier Concentration Risk [Member] | Supplier [Member]
Concentration Risk [Line Items]
Revenue	$ 251,442	$ 96,205
Concentration risk percentage	57.00%	68.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer A [Member]
Concentration Risk [Line Items]
Concentration risk percentage	16.00%
Accounts receivable	$ 85,532
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer B [Member]
Concentration Risk [Line Items]
Concentration risk percentage			11.00%
Accounts receivable			$ 24,344
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer D [Member]
Concentration Risk [Line Items]
Concentration risk percentage	26.00%		83.00%
Accounts receivable	$ 139,662		$ 176,534
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer [Member]
Concentration Risk [Line Items]
Concentration risk percentage	56.00%		94.00%
Accounts receivable	$ 299,368		$ 200,878
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer E [Member]
Concentration Risk [Line Items]
Concentration risk percentage	14.00%
Accounts receivable	$ 74,174
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Supplier A [Member]
Concentration Risk [Line Items]
Concentration risk percentage	31.00%
Accounts payable	$ 23,915
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Supplier C [Member]
Concentration Risk [Line Items]
Concentration risk percentage	13.00%
Accounts payable	$ 10,275
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Supplier F [Member]
Concentration Risk [Line Items]
Concentration risk percentage			10.00%
Accounts payable			$ 3,286
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Supplier [Member]
Concentration Risk [Line Items]
Concentration risk percentage	86.00%		100.00%
Accounts payable	$ 66,083		$ 34,190
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Supplier G [Member]
Concentration Risk [Line Items]
Concentration risk percentage	24.00%		51.00%
Accounts payable	$ 18,121		$ 17,559
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Supplier H [Member]
Concentration Risk [Line Items]
Concentration risk percentage	18.00%		39.00%
Accounts payable	$ 13,772		$ 13,345